                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31, 2008

Date of reporting period: DECEMBER 31, 2008

Item 1. Report to Shareholders.

MARKET VECTORS™

MARKET VECTORS INTERNATIONAL ETFs

AFK
Africa Index ETF

MES
Gulf States Index ETF

RSX
Russia ETF

MARKET VECTORS SPECIALTY ETFs

EVX
Environmental Services ETF

BJK
Gaming ETF

ANNUAL REPORT

DECEMBER 31, 2008

Van Eck™ Global
SINCE 1955

The information contained in the enclosed shareholder letters represent the opinions of Van Eck Global and may differ from those of other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index providers.

Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of Van Eck Global are as of December 31, 2008.

MARKET VECTORS ETF TRUST

Dear Shareholder:

This annual report for the international and specialty equity funds of the Market VectorsTM ETF Trust covers what virtually all agree was a very challenging and volatile period for equity investors. Given the extraordinary developments in the financial markets over the twelve months ended December 31, 2008, we at Van Eck Global are pleased to provide some assurance to our shareholders on several fronts.

Van Eck Global continued to enhance the array of exchange-traded funds we offer our shareholders. During the annual period, six new investment opportunities in the Market Vectors ETF family commenced operations. Coal ETF, Gaming ETF and Solar Energy ETF commenced operations during the first half of 2008. Africa Index ETF, Gulf States Index ETF and RVE Hard Assets Producers ETF commenced operations during the second half of 2008.

Meanwhile, each of the existing Market Vectors ETF Trust equity funds met its objective of tracking, as closely as possible, before fees and expenses, the performance of its benchmark index. Gold Miners ETF and Environmental Services ETF outpaced the broad equity market for the twelve-month period. This is limited solace, perhaps, given the absolute losses experienced by the Trust’s equity funds during the annual period, but it also serves as testament to the potential diversification benefits Market Vectors ETFs can provide to an investment portfolio.

The first ETF within the Market Vectors ETF Trust was introduced in May 2006. Even in a market rife with volatility, you, our shareholders, recognized that the market is also filled with new investment opportunity, such that total assets under management in the thirteen equity funds of the Trust stood at more than $4.4 billion as of December 31, 2008. Clearly, maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors. In a twelve-month period like the one ended December 31, 2008, we believe such a perspective is especially important.

The continued enthusiasm for ETFs in general, and for Market Vectors ETFs in particular, further demonstrates the persistent interest on the part of individual investors and financial professionals alike to find new and exciting sector allocation solutions as well as innovative ways to trade, hedge or invest in specialized segments of the market that have remained largely untapped to date. On the following pages, you will find a brief review of international and specialty equity funds of the Trust as well as their performance for this period. You will, of course, also find the financial statements and portfolio information for each.

I want to thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888.MKT.VCTR or visit www.vaneck.com/etf if you have any questions.

We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and Executive Vice President
Market Vectors ETF Trust
Van Eck Global

January 30, 2009

AFRICA INDEX ETF (TICKER: AFK)

Market Vectors Africa Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones Africa Titans 50 IndexSM1 (DJAFK) by investing in a portfolio of securities that generally replicates DJAFK.

DJAFK, calculated and maintained by Dow Jones Indexes, is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies that are headquartered in Africa or that generate the majority of their revenues in Africa. As of December 31, 2008, DJAFK represented a diversified group of 50 publicly traded companies.

The Fund is the nation’s first ETF focused exclusively on Africa, a relatively untapped region with vast commodity resources and growth potential.

Fund Review

For the period from the Fund’s commencement date on July 10, 2008 through December 31, 2008 (the “reporting period”), the Fund declined 45.76%, while the DJAFK decreased 45.06%.2 The Fund commenced operations with a net asset value of $40.25 per share on July 10, 2008 and ended the period with a net asset value of $21.64 on December 31, 2008.

Among the Fund’s ten largest holdings as of December 31, 2008, Randgold Resources lost modest ground, but performed best. Maroc Telecom, MTN Group, Attijariwafa Bank, Tullow Oil, Sasol, Mobile Telecommunications and First Bank of Nigeria each generated double-digit declines but outpaced DJAFK. Orascom Telecom and Zenith Bank lagged the Index. While emerging market equities did succumb to the maelstrom affecting developed market equities during the reporting period, it is worth noting that South Africa, which makes up more than 25% of DJAFK, was actually one of the better performing emerging equity markets in 2008. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Randgold Resources, 4.0%; Maroc Telecom, 4.1%; MTN Group, 3.5%; Attijariwafa Bank, 3.5%; Tullow Oil, 8.2%; Sasol, 3.7%; Mobile Telecommunications, 5.8%; First Bank of Nigeria, 4.6%; Orascom Telecom, 3.6%; and Zenith Bank, 3.2%.]

The Fund is subject to a high degree of risk, including those associated with less reliable financial information, higher costs, taxation, decreased liquidity, less stringent reporting, and foreign currency risks. Special risks particular to African investments include expropriation, political instability, economic impacts of armed conflict, civil war and severe social instability, less developed capital markets, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, politically

AFRICA INDEX ETF

controlled access to trading markets, unsettled securities laws, and trade barriers. Investors should be willing to accept a high degree of volatility and the potential of significant loss.

All Fund assets referenced are Total Net Assets as of December 31, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Dow Jones Africa Titans 50 IndexSM, licensed for use by Van Eck Associates Corporation, is calculated by Dow Jones Indexes. Dow Jones®, Titans and Dow Jones Africa Titans 50 Index are service marks of Dow Jones & Company, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Dow Jones Africa Titans 50 IndexSM (DJAFK) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies that are headquartered in Africa or that generate the majority of their revenues in Africa.

[2]

AFK is passively managed and may not hold each DJAFK component in the same weighting as DJAFK and is subject to certain expenses that DJAFK is not. AFK thus may not exactly replicate the performance of DJAFK.

AFK PERFORMANCE RECORD
12/31/08 (unaudited)

	Total Return
	Share Price	NAV	DJAFK

Life since 7/10/08	(46.83)%	(45.76)%	(45.06)%

Gross Expense Ratio 3.15% / Net Expense Ratio 0.88%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.83% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/10/08) to the first day of secondary market trading in shares of the Fund (7/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

AFRICA INDEX ETF

Sector Weightings*
(unaudited)

* Percentage of total investments.
Portfolio is subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Africa Index ETF (AFK)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for AFK is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	July 14* through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	26	21.7%
Greater than or Equal to 2.5% And Less Than 3.0%	10	8.3%
Greater than or Equal to 2.0% And Less Than 2.5%	11	9.2%
Greater than or Equal to 1.5% And Less Than 2.0%	21	17.5%
Greater than or Equal to 1.0% And Less Than 1.5%	12	10.0%
Greater than or Equal to 0.5% And Less Than 1.0%	11	9.2%
Greater than or Equal to 0.0% And Less Than 0.5%	6	5.0%
Greater than or Equal to -0.5% And Less Than 0.0%	6	5.0%
Greater than or Equal to -1.0% And Less Than -0.5%	4	3.3%
Greater than or Equal to -1.5% And Less Than -1.0%	6	5.0%
Greater than or Equal to -2.0% And Less Than -1.5%	4	3.3%
Greater than or Equal to -2.5% And Less Than -2.0%	1	0.8%
Greater than or Equal to -3.0% And Less Than -2.5%	1	0.8%
Less Than -3.0%	1	0.8%

	120	100.0%

* First day of secondary market trading.

AFRICA INDEX ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Africa Index ETF at commencement with a similar investment in the Dow Jones Africa Titans 50 IndexSM.

Market Vectors Africa Index ETF (NAV)
Market Vectors Africa Index ETF (Share Price)
Dow Jones Africa Titans 50 IndexSM

Total Return 12/31/08	Life[1]

Africa Index ETF (NAV)	(45.76)%

Africa Index ETF (Share Price)[2]	(46.83)%

Dow Jones Africa Titans 50 IndexSM	(45.06)%

[1]	Commencement date for the Market Vectors Africa Index ETF was 7/10/08.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/10/08) to the first day of secondary market trading in shares of the Fund (7/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

The Dow Jones Africa Titans 50 IndexSM, licensed for use by Van Eck Associates Corporation, is calculated by Dow Jones Indexes. Dow Jones®, Titans and Dow Jones Africa Titans 50 Index are service marks of Dow Jones & Company, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Dow Jones Africa Titans 50 Index (DJAFK) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies that are headquartered in Africa or that generate the majority of their revenues in Africa.

GULF STATES INDEX ETF (TICKER: MES)

Market Vectors Gulf States Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones GCC Titans 40 IndexSM1 (DJMES) by investing in a portfolio of securities that generally replicates DJMES.

DJMES, calculated and maintained by Dow Jones Indexes, is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies that are headquartered in countries belonging to the Gulf Cooperation Council (GCC) or that generate the majority of their revenues in these countries. As of December 31, 2008, DJMES represented a diversified group of 40 publicly traded companies.

The Fund is the nation’s first ETF focused exclusively on GCC countries, including Kuwait, United Arab Emirates, Qatar, Oman and Bahrain, thus providing a unique pure play investment in a region benefiting from petrodollar wealth.

Fund Review

For the period from the Fund’s commencement date on July 22, 2008 through December 31, 2008 (the “reporting period”), the Fund declined 54.94%, while the DJMES decreased 53.97%.2 The Fund commenced operations with a net asset value of $40.06 per share on July 22, 2008 and ended the period with a net asset value of $18.05 on December 31, 2008.

Each of the Fund’s ten largest holdings as of December 31, 2008 generated double-digit declines during the reporting period. Still, Commercial Bank of Kuwait, Public Warehousing, Qatar National Bank, Al Ahli Bank of Kuwait, National Bank of Kuwait, Mobile Telecommunications, DP World and Kuwait Finance House outperformed DJMES. National Industries Group and Emaar Properties underperformed the Index. The positive impact of the advancement of the capital markets in these emerging countries was outweighed by the effect of the precipitous decline in crude oil prices during the second half of the year as well as by the reflux of developed market investors’ funds from the emerging markets as global risk aversion heightened. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Commercial Bank of Kuwait, 6.2%; Public Warehousing, 3.5%; Qatar National Bank, 6.7%; Al Ahli Bank of Kuwait, 3.8%, National Bank of Kuwait, 7.3%; Mobile Telecommunications, 7.1%; DP World, 3.5%, Kuwait Finance House, 7.0%; National Industries Group, 4.2%; and Emaar Properties, 4.4%.]

The Fund is subject to a high degree of risk, including those associated with less reliable financial information, higher costs, taxation, decreased liquidity, less stringent reporting, and foreign currency risks. Special risks particular to Gulf investments include expropriation, political instability, economic impacts of armed conflict, civil war and severe social instability, less developed capital markets, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, politically controlled access to trading markets, unsettled securities laws, and trade barriers. Investors should be willing to accept a high degree of volatility and the potential of significant loss.

All Fund assets referenced are Total Net Assets as of December 31, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Dow Jones GCC Titans 40 IndexSM, licensed for use by Van Eck Associates Corporation, is calculated by Dow Jones Indexes. Dow Jones®, Titans and Dow Jones GCC Titans 40 Index are service marks of Dow Jones & Company, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Dow Jones GCC Titans 40 IndexSM (DJMES) is a rules-based, modified capitalization weighted, float-adjusted index comprised of publicly traded companies that are headquartered in countries belonging to the Gulf Cooperation Council (GCC) or that generate the majority of their revenues in these countries.

[2]

The Fund is passively managed and may not hold each DJMES component in the same weighting as DJMES and is subject to certain expenses that DJMES is not. The Fund thus may not exactly replicate the performance of DJMES.

GULF STATES INDEX ETF

MES PERFORMANCE RECORD
12/31/08 (unaudited)

	Total Return
	Share Price	NAV	DJMES

Life since 7/22/08	(52.10)%	(54.94)%	(53.97)%

Gross Expense Ratio 2.16% / Net Expense Ratio 1.00%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.98% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/08) to the first day of secondary market trading in shares of the Fund (7/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Sector Weightings*
(unaudited)

* Percentage of total investments.
Portfolio is subject to change.

GULF STATES INDEX ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Gulf States Index ETF (MES)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for MES is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	July 24* through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	8	7.1%
Greater than or Equal to 2.5% And Less Than 3.0%	9	8.0%
Greater than or Equal to 2.0% And Less Than 2.5%	4	3.6%
Greater than or Equal to 1.5% And Less Than 2.0%	6	5.4%
Greater than or Equal to 1.0% And Less Than 1.5%	10	8.9%
Greater than or Equal to 0.5% And Less Than 1.0%	12	10.7%
Greater than or Equal to 0.0% And Less Than 0.5%	13	11.6%
Greater than or Equal to -0.5% And Less Than 0.0%	16	14.3%
Greater than or Equal to -1.0% And Less Than -0.5%	8	7.1%
Greater than or Equal to -1.5% And Less Than -1.0%	5	4.5%
Greater than or Equal to -2.0% And Less Than -1.5%	6	5.4%
Greater than or Equal to -2.5% And Less Than -2.0%	4	3.6%
Greater than or Equal to -3.0% And Less Than -2.5%	7	6.3%
Less Than -3.0%	4	3.6%

	112	100.0%

* First day of secondary market trading.

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Gulf States Index ETF at commencement with a similar investment in the Dow Jones GCC Titans 40 IndexSM.

Market Vectors Gulf States Index ETF (NAV)
Market Vectors Gulf States ETF (Share Price)
Dow Jones GCC Titans 40 IndexSM

Total Return 12/31/08	Life[1]

Gulf States Index ETF (NAV)	(54.94)%

Gulf States Index ETF (Share Price)[2]	(52.10)%

Dow Jones GCC Titans 40 IndexSM	(53.97)%

[1]	Commencement date for the Market Vectors Gulf States Index ETF was 7/22/08.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/08) to the first day of secondary market trading in shares of the Fund (7/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GULF STATES INDEX ETF

PERFORMANCE COMPARISON
(continued)

The Dow Jones GCC Titans 40 IndexSM, licensed for use by Van Eck Associates Corporation, is calculated by Dow Jones Indexes. Dow Jones®, Titans and Dow Jones GCC Titans 40 Index are service marks of Dow Jones & Company, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Dow Jones Gulf States Titans 40 Index is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies that are headquartered in countries belonging to the Gulf Cooperation Council (GCC) or that generate the majority of their revenues in these countries.

RUSSIA ETF (TICKER: RSX)

Market Vectors Russia ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Russia+ Index1 (DXRPUS), by investing in a portfolio of securities that generally replicates the DXRPUS.

DXRPUS, calculated by the Deutsche Börse AG, is a modified market capitalization-weighted index comprised of publicly traded companies that are domiciled in Russia. As of December 31, 2008, the DXRPUS represented 38 publicly traded Russian issuers.

Fund Review

For the twelve months ended December 31, 2008 (the “reporting period”), the Fund declined 74.31%, while the DXRPUS fell 74.87%.2 The Fund had a net asset value of $52.29 per share on December 31, 2007 and ended the period with a net asset value of $13.06 on December 31, 2008.

The Russian equity market was one of the worst performing markets in 2008, driven by a collapse in oil prices, increased political interference with local capital markets, military tensions with neighboring Georgia, and massive deleveraging. Each of the Fund’s ten largest holdings as of December 31, 2008 experienced significant double-digit losses during the reporting period.Rostelecom, Surgutneftegaz, Gazprom Neft, Rosneft Oil, Lukoil, Mobil Telesystems and Gazprom managed to outpace DXRPUS. However, Norilsk Nickel, VTB Bank and Sberbank underperformed the Index. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Rostelecom, 3.9%; Surgutneftegaz, 7.4%; Gazprom Neft, 4.5%; Rosneft Oil, 8.3%; Lukoil, 7.9%; Mobil Telesystems, 4.2%; Gazprom, 7.6%; Norilsk Nickel, 4.6%; VTB Bank, 4.3%; and Sberbank, 8.0%.]

The Fund is subject to various risks including those associated with making investments in Russian companies such as the absence of developed legal structures, national policies, expropriation, potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of the Russian market.

All Fund assets referenced are Total Net Assets as of December 31, 2008.

RUSSIA ETF

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The DAXglobal® Russia+ Index (DXRPUS), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXRPUS or results to be obtained by any person from using DXRPUS in connection with trading the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]	The DAXglobal® Russia+ Index (DXRPUS) is a modified market capitalization-weighted index comprised of publicly traded companies that are domiciled in Russia.
[2]

The Fund is passively managed and may not hold each DXRPUS component in the same weighting as DXRPUS and is subject to certain expenses that DXRPUS is not. The Fund thus may not exactly replicate the performance of DXRPUS.

RSX PERFORMANCE RECORD
12/31/08 (unaudited)

	Total Return
	Share Price	NAV	DXRPUS

One Year	(73.61)%	(74.31)%	(74.87)%
Life* (annualized)	(46.91)%	(46.93)%	(47.48)%
Life* (cumulative)	(65.65)%	(65.67)%	(66.33)%

*since 4/24/07

Gross Expense Ratio 0.62% / Net Expense Ratio 0.62%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.69% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’ s commencement, for the period from commencement (04/24/07) to the first day of secondary market trading in shares of the Fund (4/30/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

RUSSIA ETF

Sector Weightings*
(unaudited)

* Percentage of net assets. Sector weightings add up to more than 100% due to a negative “ Liabilities in excess of other assets” position (see page 47).
Portfolio is subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Russia ETF (RSX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for RSX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 30, 2007* through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	14	3.3%
Greater than or Equal to 2.5% And Less Than 3.0%	4	0.9%
Greater than or Equal to 2.0% And Less Than 2.5%	14	3.3%
Greater than or Equal to 1.5% And Less Than 2.0%	30	7.1%
Greater than or Equal to 1.0% And Less Than 1.5%	62	14.6%
Greater than or Equal to 0.5% And Less Than 1.0%	75	17.7%
Greater than or Equal to 0.0% And Less Than 0.5%	94	22.2%
Greater than or Equal to -0.5% And Less Than 0.0%	46	10.8%
Greater than or Equal to -1.0% And Less Than -0.5%	29	6.8%
Greater than or Equal to -1.5% And Less Than -1.0%	23	5.4%
Greater than or Equal to -2.0% And Less Than -1.5%	12	2.8%
Greater than or Equal to -2.5% And Less Than -2.0%	8	1.9%
Greater than or Equal to -3.0% And Less Than -2.5%	5	1.2%
Less Than -3.0%	8	1.9%

	424	100.0%

* First day of secondary market trading.

RUSSIA ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Russia ETF at commencement with a similar investment in the DAXglobal Russia+ Index.

Market Vectors Russia ETF (NAV)
Market Vectors Russia ETF (Share Price)
DAXglobal Russia+ Index

Annualized Total Return 12/31/08	1 Year	Life[1]

Russia ETF (NAV)[1]	(74.31)%	(46.93)%

Russia ETF (Share Price)[2]	(73.61)%	(46.91)%

DAXglobal Russia+ Index	(74.87)%	(47.48)%

[1]	Commencement date for the Market Vectors Russia ETF was 4/24/07.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/24/07) to the first day of secondary market trading in shares of the Fund (4/30/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

The DAXglobal® Russia+ Index (DXRPUS), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXRPUS or results to be obtained by any person from using DXRPUS in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The DAXglobal® Russia+ Index (DXRPUS) is a modified market capitalization-weighted index comprised of publicly traded companies that are domiciled in Russia.

ENVIRONMENTAL SERVICES ETF (TICKER: EVX)

Market Vectors Environmental Services ETF (the “Fund”) seeks to replicate, before fees and expenses, the price and yield performance of the NYSE Arca Environmental Services Index1 (AXENV) by investing in a portfolio of securities that generally replicates AXENV.

AXENV, calculated by the NYSE Euronext, is a modified equal dollar-weighted index comprised of publicly traded companies that are involved in the management, removal and storage of consumer waste and industrial byproducts and related environmental services. As of December 31, 2008, AXENV represented 21 publicly traded issuers from around the globe.

Fund Review

For the twelve months ended December 31, 2008 (the “reporting period”), the Fund declined 31.30%, while the AXENV fell 31.22%.2 The Fund had a net asset value of $51.87 per share on December 31, 2007 and ended the period with a net asset value of $35.27 per share on December 31, 2008.

While volatility was high and absolute losses disappointing, the environmental services sector notably outperformed the broad equity market during the period. Among the Fund’s ten largest holdings as of December 31, 2008, three generated positive returns for the reporting period. Tetra Tech produced robust double-digit gains, while Waste Management and Waste Connections also gained ground. Stericycle, Republic Services and Waste Services experienced double-digit share price declines but outpaced AXENV. Newpark Resources, Layne Christensen, Veolia Environnement and Shaw Group each lagged the Index. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Tetra Tech, 4.2%; Waste Management, 10.0%; Waste Connections, 4.3%; Stericycle, 9.5%; Republic Services, 10.0%; Waste Services, 4.3%; Newpark Resources, 4.1%; Layne Christensen, 4.8%; Veolia Environnement, 10.1%; and Shaw Group, 4.2%.]

The Fund is subject to various risks including those associated with making investments in environmental services and consumer and industrial waste management companies such as competitive pressures, changes in government regulation, world events and economic conditions. In addition, these companies are subject to liability for environmental damage claims.

All Fund assets referenced are Total Net Assets as of December 31, 2008.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

NYSE Arca Environmental Services Index (AXENV), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of AXENV or results to be obtained by any person from using the AXENV in connection with trading of the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

NYSE Arca Environmental Services Index (AXENV) is a modified equal dollar-weighted index comprised of publicly traded companies that are involved in the management, removal and storage of consumer waste and industrial byproducts and related environmental services.

[2]

The Fund is passively managed and may not hold each AXENV component in the same weighting as the Index and is subject to certain expenses that the Index is not. The Fund thus may not exactly replicate the performance of AXENV.

ENVIRONMENTAL SERVICES ETF

EVX PERFORMANCE RECORD
12/31/08 (unaudited)

	Total Return
	Share Price	NAV	AXENV

One Year	(31.47)%	(31.30)%	(31.22)%
Life* (annualized)	(4.59)%	(4.50)%	(4.14)%
Life* (cumulative)	(9.93)%	(9.74)%	(8.98)%

* since 10/10/06

Gross Expense Ratio 0.75% / Net Expense Ratio 0.55%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Sector Weightings*
(unaudited)

* Percentage of total investments.
Portfolio is subject to change.

ENVIRONMENTAL SERVICES ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Environmental Services ETF (EVX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for EVX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	October 16, 2006* through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	1	0.2%
Greater than or Equal to 2.0% And Less Than 2.5%	1	0.2%
Greater than or Equal to 1.5% And Less Than 2.0%	1	0.2%
Greater than or Equal to 1.0% And Less Than 1.5%	7	1.3%
Greater than or Equal to 0.5% And Less Than 1.0%	26	4.7%
Greater than or Equal to 0.0% And Less Than 0.5%	233	41.8%
Greater than or Equal to -0.5% And Less Than 0.0%	244	43.8%
Greater than or Equal to -1.0% And Less Than -0.5%	25	4.5%
Greater than or Equal to -1.5% And Less Than -1.0%	8	1.4%
Greater than or Equal to -2.0% And Less Than -1.5%	5	0.9%
Greater than or Equal to -2.5% And Less Than -2.0%	1	0.2%
Greater than or Equal to -3.0% And Less Than -2.5%	3	0.5%
Less Than -3.0%	2	0.4%

	557	100.0%

* First day of secondary market trading.

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Environmental Services ETF at commencement with a similar investment in NYSE Arca Environmental Services Index.

Market Vectors Environmental Services ETF (NAV)
Market Vectors Environmental Services ETF (Share Price)
DAXglobal Russia+ Index

Annualized Total Return 12/31/08	1 Year	Life[1]

Environmental Services ETF (NAV)[1]	(31.30)%	(4.50)%

Environmental Services ETF (Share Price)[2]	(31.47)%	(4.59)%

NYSE Arca Environmental Services Index	(31.22)%	(4.14)%

[1]	Commencement date for the Market Vectors Environmental Services ETF was 10/10/06.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

ENVIRONMENTAL SERVICES ETF

NYSE Arca Environmental Services Index (AXENV), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of AXENV or results to be obtained by any person from using the AXENV in connection with trading of the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

NYSE Arca Environmental Services Index (AXENV), a modified equal dollar-weighted index comprised of publicly traded companies that are involved in the management, removal and storage of consumer waste and industrial byproducts and related environmental services.

GAMING ETF (TICKER: BJK)

Market Vectors Gaming ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the S-Network Global Gaming IndexSM (WAGR)1 by investing in a portfolio of securities that generally replicates WAGR.

WAGR, calculated and maintained by Standard & Poor’s Custom Indices on behalf of Stowe Global Indexes LLC, is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies worldwide engaged in the global gaming industry. As of December 31, 2008, WAGR represented 49 publicly traded companies.

Fund Review

For the period from the Fund’s commencement date on January 22, 2008 through December 31, 2008 (the “reporting period”), the Fund declined 54.89%, while the WAGR fell 53.80%.2 The Fund commenced operations with a net asset value of $39.39 per share on January 22, 2008 and ended the period with a net asset value of $17.54 per share on December 31, 2008.

Among the Fund’s ten largest holdings as of December 31, 2008, Sankyo generated double-digit gains, while OPAP, Tatts Group, Resorts World, Ladbrokes, Genting and Crown each experienced double-digit declines but outperformed WAGR. TABCORP Holdings, Wynn Resorts and International Game Technology underperformed the Index. Overall, the gaming sector came under notable pressure during the reporting period, as investors grew increasingly concerned about a consumer spending slowdown and the significant amount of new capacity that had been recently introduced to the market, especially in Las Vegas. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Sankyo, 5.1%; OPAP, 11.9%; Tatts Group, 4.5%; Resorts World, 3.9%; Ladbrokes, 3.1%, Genting, 4.3%; Crown, 3.4%; TABCORP Holdings, 5.1%; Wynn Resorts, 4.6%; and International Game Technology, 6.8%.]

The Fund is subject to various risks including those associated with making investments in companies engaged in the gaming business such as competitive pressures, changes in government regulation, world events and economic conditions. Additional risks include legislative changes, high correlation within the industry and changes in consumer taste.

All Fund assets referenced are Total Net Assets as of December 31, 2008.

GAMING ETF

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The S-Network Global Gaming IndexSM (WAGR), a trademark of Stowe Global Indexes LLC, is licensed for use by Van Eck Associates Corporation. Stowe Global Indexes LLC neither sponsors or endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of WAGR or results to be obtained by any person using WAGR in connection with trading the Fund. WAGR is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]	S-Network Global Gaming Index (WAGR) is a rules-based, modified-capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in the global gaming industry.
[2]

The Fund is passively managed and may not hold each WAGR component in the same weighting as WAGR and is subject to certain expenses that WAGR is not. The Fund thus may not exactly replicate the performance of WAGR.

BJK PERFORMANCE RECORD
12/31/08 (unaudited)

	Total Return
	Share Price	NAV	WAGR

Life since 1/22/08	(55.90)%	(54.89)%	(53.80)%

Gross Expense Ratio 3.85% / Net Expense Ratio 0.70%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/22/08) to the first day of secondary market trading in shares of the Fund (1/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GAMING ETF

Sector Weightings*
(unaudited)

* Percentage of total investments.
Portfolio is subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Gaming ETF (BJK)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for BJK is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	January 24* through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	20	8.4%
Greater than or Equal to 2.5% And Less Than 3.0%	11	4.6%
Greater than or Equal to 2.0% And Less Than 2.5%	12	5.0%
Greater than or Equal to 1.5% And Less Than 2.0%	14	5.9%
Greater than or Equal to 1.0% And Less Than 1.5%	21	8.8%
Greater than or Equal to 0.5% And Less Than 1.0%	42	17.6%
Greater than or Equal to 0.0% And Less Than 0.5%	23	9.7%
Greater than or Equal to -0.5% And Less Than 0.0%	22	9.2%
Greater than or Equal to -1.0% And Less Than -0.5%	18	7.6%
Greater than or Equal to -1.5% And Less Than -1.0%	14	5.9%
Greater than or Equal to -2.0% And Less Than -1.5%	8	3.4%
Greater than or Equal to -2.5% And Less Than -2.0%	8	3.4%
Greater than or Equal to -3.0% And Less Than -2.5%	6	2.5%
Less Than -3.0%	19	8.0%

	238	100.0%

*	First day of secondary market trading.

GAMING ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Gaming ETF at commencement with a similar investment in S-Network Global Gaming IndexSM.

Market Vectors Gaming ETF (NAV)
Market Vectors Gaming ETF (Share Price)
S-Network Global Gaming IndexSM

Total Return 12/31/08	Life[1]

Gaming ETF (NAV)[1]	(54.89)%

Gaming ETF (Share Price)[2]	(55.90)%

S-Network Global Gaming IndexSM	(53.80)%

[1]	Commencement date for the Market Vectors Gaming ETF was 1/22/08.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/22/08) to the first day of secondary market trading in shares of the Fund (1/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

The S-Network Global Gaming IndexSM (WAGR), a trademark of Stowe Global Indexes LLC, is licensed for use by Van Eck Associates Corporation. Stowe Global Indexes LLC neither sponsors or endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of WAGR or results to be obtained by any person using WAGR in connection with trading the Fund. WAGR is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The S-Network Global Gaming Index (WAGR) is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the global gaming industry.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2008 to December 31, 2008.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Annualized Expense Ratio	Expenses Paid During Period* July 1, 2008- December 31, 2008

Africa Index ETF ***
Actual	$1,000.00	$542.40	0.88%	$3.17
Hypothetical **	$1,000.00	$1,019.24	0.88%	$4.16

Gulf States Index ETF ***
Actual	$1,000.00	$450.60	1.00%	$3.17
Hypothetical **	$1,000.00	$1,017.48	1.00%	$4.41

Russia ETF
Actual	$1,000.00	$248.90	0.71%	$2.24
Hypothetical **	$1,000.00	$1,021.55	0.71%	$3.63

Environmental Services ETF
Actual	$1,000.00	$681.70	0.55%	$2.33
Hypothetical **	$1,000.00	$1,022.36	0.55%	$2.80

Gaming ETF
Actual	$1,000.00	$553.80	0.65%	$2.54
Hypothetical **	$1,000.00	$1,021.86	0.65%	$3.31

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended December 31, 2008), multiplied by the average account value over the period, multiplied by 184 and divided by 366 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.

***

For comparative purposes, the information presented covers a six month period even though the commencement of operations was July 10, 2008 for Africa Index ETF and July 22, 2008 for Gulf States Index ETF.

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
December 31, 2008

Number of Shares		Value

COMMON STOCKS: 95.4%
Canada: 3.1%
24,204	Equinox Minerals Ltd. *	$26,665
3,488	First Quantum Minerals Ltd.	49,756
8,538	Red Back Mining, Inc. *	59,410

		135,831

Democratic Republic of the Congo: 0.2%
143,594	Central African Mining & Exploration Co. (GBP) * #	4,437
8,614	Katanga Mining Ltd. (CAD) *	2,791

		7,228

Egypt: 10.9%
13,156	Commercial International Bank #	89,370
13,313	Egyptian Financial Group-Hermes Holding Co. #	42,232
27,737	Egyptian Kuwaiti Holding Co. #	36,148
4,753	Orascom Construction Industries #	121,000
28,155	Orascom Telecom Holding SAE #	155,839
47,791	Talaat Moustafa Group * #	26,554

		471,143

Ghana: 2.2%
335,399	Ecobank Transnational Inc. #	97,476

Kenya: 1.1%
20,485	Equity Bank Ltd. * #	46,219

Luxemburg: 1.3%
9,400	Acergy S.A. (NOK) #	54,171

Morocco: 13.8%
4,738	Attijariwafa Bank #	152,058
3,541	Banque Marocaine du Commerce Exterieur	119,526
5,999	Douja Promotion Groupe Addoha S.A. #	76,811
9,241	Maroc Telecom #	177,213
422	ONA S.A. (Omnium Nord Africain) #	73,196

		598,804

Nigeria: 23.5%
717,286	Afribank Nigeria PLC #	49,345
1,538,103	Fidelity Bank/Nigeria #	51,565
1,320,335	First Bank of Nigeria PLC #	199,283
802,369	Guaranty Trust Bank PLC #	73,971
998,591	Intercontinental Bank PLC #	92,613
401,613	Nigerian Breweries PLC #	117,428
39,563	Oando PLC #	22,625
346,667	Oceanic Bank International PLC #	29,853
901,441	PlatinumHabib Bank PLC	66,076
717,440	Union Bank Nigeria PLC #	77,992
1,033,494	United Bank for Africa PLC #	97,184
889,240	Zenith Bank Ltd. #	139,741

		1,017,676

See Notes to Financial Statements

Number of Shares		Value

South Africa: 27.1%
6,755	ABSA Group Ltd. #		$79,482
752	Anglo Platinum Ltd. #		42,466
3,479	AngloGold Ashanti Ltd. #		96,491
14,245	Aquarius Platinum Ltd. (GBP) #		37,058
2,377	ArcelorMittal South Africa Ltd. #		22,921
3,722	Bidvest Group Ltd. #		42,384
29,027	FirstRand Ltd. #		51,059
7,882	Gold Fields Ltd. #		78,577
4,091	Harmony Gold Mining Co. Ltd. * #		44,286
7,153	Impala Platinum Holdings Ltd. #		105,415
12,858	MTN Group Ltd. #		151,598
3,315	Naspers Ltd. #		59,969
5,113	Remgro Ltd. #		42,291
21,332	Sanlam Ltd. #		39,213
5,238	Sasol Ltd. #		159,297
13,546	Standard Bank Group Ltd. #		122,220

			1,174,727

United Kingdom: 12.2%
3,904	Randgold Resources Ltd. (ADR)		171,464
37,117	Tullow Oil PLC #		355,365

			526,829

Total Common Stocks (Cost: $6,951,243)			4,130,104

PRINCIPAL NOTES: 5.8%
Kuwait: 5.8%
45,000	Mobile Telecommunications Co K.S.C. (issuer Citigroup Global Markets Holdings Inc.) Expiration Date 9/21/09 R (a)		136,881
37,500	Mobile Telecommunications Co K.S.C. (issuer Merrill Lynch International & Co.) Expiration Date 9/16/10 R (a)		114,068

Total Principal Notes (Cost: $483,582)			250,949

MONEY MARKET FUND: 2.6%
United States: 2.6% (Cost: $112,869)
112,869	Fidelity Institutional Money Market Fund - Treasury Portfolio Class III Shares		112,869

Total Investments: 103.8% (Cost: $7,547,694)			4,493,922
			(165,789)

Liabilities in excess of other assets: (3.8)%
NET ASSETS: 100.0%			$4,328,133

See Notes to Financial Statements

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone

*	Non-income producing
#

Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $3,634,416, which represents 84.0% of net assets.

R

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Illiquid security.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Base/Industrial Metals	4.5%	$200,428
Chemicals	0.1	4,437
Communications	3.5	155,839
Consumer Goods	0.9	42,384
Consumer Non-Durables	2.6	117,428
Energy	13.7	614,379
Finance	36.4	1,636,996
Precious Metals	11.4	513,951
Real Estate	11.5	515,451
Technology	7.3	328,811
Principal Note	5.6	250,949
Money Market Fund	2.5	112,869

	100.0%	$4,493,922

See Notes to Financial Statements

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS
December 31, 2008

Number of Shares		Value

COMMON STOCKS: 95.0%
Bahrain: 1.3%
62,482	Al-Salam Bank B.S.C #	$14,647
14,871	Gulf Finance House E.C.	13,681
122,674	Ithmaar Bank B.S.C.	31,895

		60,223

Kuwait: 48.0%
62,500	Al Ahli Bank of Kuwait * #	166,877
7,500	Al Ahli Bank of Kuwait Rights (KD 0.60, expiring 3/31/09) * #	3,525
50,000	Al Safat Investment Co * #	18,205
40,000	Boubyan Petrochemicals Co * #	52,883
65,000	Commercial Bank of Kuwait #	279,943
60,000	Global Investment House K.S.C.C. #	41,890
42,500	Gulf Bank K.S.C. #	46,104
65,000	Investment Dar Co. K.S.C #	24,040
64,000	Kuwait Finance House	314,735
57,500	Kuwait Investment Projects Co Holdings #	102,461
105,000	Mobile Telecommunications Co K.S.C. #	319,390
77,500	National Bank Of Kuwait S.A.K.	330,682
125,000	National Industries Group (Holdings) S.A.K #	188,154
40,000	National Investments Co. K.S.C.C.	73,766
50,000	National Real Estate Co. S.A.K. #	42,848
70,000	Public Warehousing Co. K.S.C. #	160,030

		2,165,533

Oman: 5.5%
56,085	Bank Muscat S.A.O.G. * #	117,727
23,909	Oman Telecommunications Co. #	99,560
18,246	Renaissance Services S.A.O.G. #	30,059

		247,346

Qatar: 22.4%
6,973	Barwa Real Estate Co. Q.S.C. * #	59,508
39,048	Masraf Al Rayan Q.S.C. #	118,552
2,657	Qatar Electricity & Water Co. Q.S.C #	82,181
14,877	Qatar Gas Transport Co. Ltd. (Nakilat) * #	89,886
6,947	Qatar International Islamic Bank Q.S.C. #	112,473
5,231	Qatar Islamic Bank S.A.Q. #	119,679
6,400	Qatar National Bank S.A.Q. #	302,502
4,209	Qatar Telecom (QTel) Q.S.C. #	127,209

		1,011,990

See Notes to Financial Statements

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

United Arab Emirates - Abu Dhabi: 5.8%
83,844	Abu Dhabi Commercial Bank * #	$41,045
201,917	Dana Gas PJSC * #	32,657
28,761	First Gulf Bank PJSC #	72,630
34,456	National Bank of Abu Dhabi PJSC #	83,790
52,295	Union National Bank of Abu Dhabi #	31,869

		261,991

United Arab Emirates - Dubai: 12.0%
242,988	Air Arabia PJSC * #	59,445
62,274	Arabtec Holding Co * #	38,729
405,709	DP World Ltd. #	159,427
170,020	Dubai Financial Market PJSC #	58,623
54,917	Dubai Islamic Bank PJSC #	25,046
317,426	Emaar Properties PJSC #	197,644

		538,914

Total Common Stocks (Cost: $8,802,194)		4,285,997

PRINCIPAL NOTES: 3.6%
Bahrain: 0.6%
26,596	Gulf Finance House E.C. (issuer Deutsche Bank A.G.) Expiration Date 6/16/20 R (a)	24,657

United Arab Emirates - Abu Dhabi: 3.0%
43,936	Abu Dhabi Commercial Bank (issuer Deutsche Bank AG.) Expiration Date 4/21/09 R (a)	21,508
105,808	Dana Gas PJSC (issuer Merrill Lynch International & Co.) Expiration Date 12/06/10 * R (a)	17,113
15,072	First Gulf Bank PJSC (issuer Merrill Lynch International & Co.) Expiration Date 10/7/10 * R (a)	38,061
27,402	Union National Bank of Abu Dhabi (issuer Citigroup Global Markets Holdings Inc.) Expiration Date 11/28/09 R (a)	16,699
18,054	Union National Bank of Abu Dhabi (issuer Deutsche Bank AG.) Expiration Date 5/15/17 R (a)	43,904

		137,285

Total Principal Notes (Cost: $505,010)		161,942

See Notes to Financial Statements

Number of Shares		Value

MONEY MARKET FUND: 1.3%
United States: 1.3% (Cost: $58,656)

58,656	Fidelity Institutional Money Market Fund - Treasury Portfolio Class III Shares	$58,656

Total Investments: 99.9% (Cost: $9,365,860)		4,506,595
Assets in excess of other assets: 0.1%		4,720

NET ASSETS: 100.0%		$4,511,315

KD	Kuwaiti Dinar

*	Non-income producing

#

Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $3,521,238, which represents 78.1% of net assets.

R

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Illiquid security.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Capital Goods	14.9%	$673,482
Chemicals	1.2	52,883
Energy	3.4	152,602
Finance	56.5	2,546,387
Real Estate	10.2	460,030
Technology	2.2	99,560
Transportation	4.9	218,872
Utilities	1.8	82,181
Principal Note	3.6	161,942
Money Market Fund	1.3	58,656

	100.0%	$4,506,595

See Notes to Financial Statements

RUSSIA ETF

SCHEDULE OF INVESTMENTS
December 31, 2008

Number of Shares		Value

COMMON STOCKS: 100.9%
Basic Materials: 20.2%
868,997	Evraz Group S.A. (GDR) # R	$7,568,311
2,873,051	JSC MMC Norilsk Nickel (ADR) † #	18,427,183
2,032,476	Magnitogorsk Iron & Steel Works (GDR) # R	5,325,729
984,293	Mechel OAO (ADR) * †	3,937,172
1,417,125	Novolipetsk Steel (GDR) #	14,524,358
744,835	Polymetal (GDR) * † # R	3,390,972
901,510	Polyus Gold Co. (ADR) † #	10,815,702
1,846,244	Raspadskaya	1,810,076
2,382,761	Severstal (GDR) # R	6,593,762
1,004,652	Uralkali (GDR) # R	9,021,726

		81,414,991

Communications: 15.2%
988,242	Comstar United TeleSystems (GDR) # R	3,947,272
359,791	CTC Media, Inc. (USD) *	1,726,997
631,029	Mobile TeleSystems OJSC (ADR)	16,835,854
287,175	Rostelecom (ADR) †	15,932,469
28,401,608	Sibirtelecom JSC	300,489
1,140,897	Sistema JSFC (GDR) # R	6,326,437
76,372,220	Uralsvyazinform	740,811
2,158,772	Vimpel-Communications OAO (ADR)	15,456,808

		61,267,137

Consumer, Cyclical: 0.7%
2,352,531	Aeroflot	2,110,714
139,259	OAO Seventh Continent *	866,900

		2,977,614

Consumer, Non-cyclical: 3.0%
357,450	Pharmstandard (GDR) * # R	3,801,118
104,040	Wimm-Bill-Dann Foods OJSC (ADR) * †	2,737,292
642,142	X5 Retail Group N.V. (GDR) * # R	5,574,214

		12,112,624

Energy: 44.3%
1,746,902	Gazprom Neft OAO (ADR) † #	18,197,326
373,245	Intergra Group (GDR) * # R	424,596
983,803	LUKOIL (ADR) #	31,841,182
717,950	Novatek OAO (GDR) # R	13,844,956
2,131,386	OAO Gazprom (ADR) #	30,707,509
8,814,391	Rosneft Oil Co. (GDR) † #	33,330,297
579,349,055	RusHydro *	11,407,383
5,810,362	Surgutneftegaz (ADR) † #	29,834,216
257,571	Taftnet (GDR) #	9,093,960

		178,681,425

See Notes to Financial Statements

Number of Shares		Value

Financial: 12.8%
1,107,368	LSR Group OJSC (GDR)* R	$841,600
1,166,340	PIK Group (GDR) * † #	1,127,839
43,459,164	Sberbank RF	32,443,570
7,949,797	VTB Bank OJSC (GDR) † # R	17,395,690

		51,808,699

Industrial: 1.5%
605,704	Novorossiysk Commercial Sea Port (GDR) # R	4,133,175
516,064	OAO TMK (GDR) # R	2,028,038

		6,161,213

Utilities: 3.2%
2,727,547,118	Federal Grid Co. Unified Energy System JSC *	10,992,015
7,159,340	Irkutskenergo	1,772,509

		12,764,524

Total Common Stocks (Cost: $1,254,199,681)		407,188,227

MONEY MARKET FUND: 6.1%
United States: 6.1% (Cost: $24,873,307)
24,873,307	Fidelity Institutional Money Market Fund - Treasury Portfolio Class III Shares	24,873,307

Total Investments Before Collateral for Securities Loaned: 107.0% (Cost: $1,279,072,988)		432,061,534

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 9.6% (Cost: $39,411,741)
39,411,741	Bank of New York Institutional Cash Reserve	38,724,338

Total Investments: 116.6% (Cost: $1,318,484,729)		470,785,872
Liabilities in excess of other assets: (16.6)%		(67,162,695)

NET ASSETS: 100.0%		$403,623,177

See Notes to Financial Statements

RUSSIA ETF

SCHEDULE OF INVESTMENTS
(continued)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $37,703,245.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $287,275,568 which represents 71.2% of net assets.

R

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
December 31, 2008

Number of Shares		Value

COMMON STOCKS: 100.5%
Canada: 4.3%
163,048	Waste Services, Inc. *	$1,072,856

France: 10.1%
78,690	Veolia Environnement (ADR)	2,495,260

United States: 86.1%
49,181	American Ecology Corp.	994,932
64,132	Calgon Carbon Corp. *	985,067
199,892	Casella Waste Systems, Inc. *	815,559
15,760	Clean Harbors, Inc. *	999,814
42,603	Covanta Holding Corp. *	935,562
173,643	Darling International, Inc. *	953,300
42,401	Fuel Tech, Inc. * †	449,027
49,081	Layne Christensen Co. *	1,178,435
286,802	Metalico, Inc. * †	444,543
88,013	Nalco Holding Co.	1,015,670
276,432	Newpark Resources, Inc. *	1,022,798
412,278	Perma-Fix Environmental Services, Inc. *	515,348
756,970	Rentech, Inc. * †	514,740
99,903	Republic Services, Inc.	2,476,595
50,818	Shaw Group, Inc. *	1,040,244
45,128	Stericycle, Inc. *	2,350,266
42,946	Tetra Tech, Inc. *	1,037,146
33,149	Waste Connections, Inc. *	1,046,514
74,572	Waste Management, Inc.	2,471,316

		21,246,876

Total Common Stocks (Cost: $36,790,179)		24,814,992

MONEY MARKET FUND: 0.2%
United States: 0.2% (Cost: $54,335)

54,335	Fidelity Institutional Money Market Fund - Treasury Portfolio Class III Shares	54,335

Total Investments Before Collateral
for Securities Loaned: 100.7% (Cost: $36,844,514)		24,869,327

See Notes to Financial Statements

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 1.4% (Cost: $420,890)

420,890	Bank of New York Institutional Cash Reserve	$341,244

Total Investments: 102.1% (Cost: $37,265,404)		25,210,571

Liabilities in excess of other assets: (2.1)%		(523,915)
NET ASSETS: 100.0%		$24,686,656

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $351,617.

Summary of Investments by Industry Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Alternative Waste Technologies	7.8%	$1,938,367
Energy-Alternate Sources	5.8	1,450,302
Engineering/R&D Services	6.3	1,555,592
Environmental Consulting & Engineering	1.8	449,027
Hazardous Waste Disposal	17.5	4,345,012
Miscellaneous Building & Construction	4.7	1,178,435
Non-hazardous Waste Disposal	41.7	10,378,100
Oil-Field Services	4.1	1,022,798
Recycling	1.8	444,543
Water	8.3	2,052,816
Money Market Fund	0.2	54,335

	100.0%	$24,869,327

See Notes to Financial Statements

GAMING ETF

SCHEDULE OF INVESTMENTS
December 31, 2008

Number of Shares		Value

COMMON STOCKS: 101.2%
Australia: 15.8%
16,406	Aristocrat Leisure Ltd. #	$44,639
21,394	Consolidated Media Holdings Ltd. #	28,198
21,522	Crown Ltd. #	90,151
27,438	TABCORP Holdings Ltd. #	134,243
60,163	Tatts Group Ltd. #	117,472

		414,703

Austria: 1.0%
1,405	BWIN Interactive Entertainment A.G. * #	27,145

Canada: 0.4%
3,164	Great Canadian Gaming Corp. *	9,252

China / Hong Kong: 3.0%
53,240	Galaxy Entertainment Group Ltd. * #	7,323
22,673	Melco PBL Entertainment Ltd. (ADR) *	71,873

		79,196

Greece: 12.8%
5,706	Intralot S.A. #	23,852
10,845	OPAP S.A. #	312,102

		335,954

Ireland: 1.5%
2,034	Paddy Power PLC #	38,292

		38,292

Italy: 2.5%
2,317	Lottomatica S.p.A. † #	57,673
2,963	Snai S.p.A. * #	9,165

		66,838

Japan: 7.0%
8	Fields Corp. #	13,086
2,408	Heiwa Corp. #	24,163
365	Mars Engineering Corp. #	12,330
2,673	Sankyo Co, Ltd. #	134,849

		184,428

Malaysia: 11.3%
27,241	Berjaya Sports Toto BHD #	37,730
104,438	Genting BHD #	112,286
157,898	Resorts World BHD #	103,580
11,027	Tanjong PLC #	42,516

		296,112

New Zealand: 1.6%
22,877	Sky City Entertainment Group Ltd. #	41,854

See Notes to Financial Statements

GAMING ETF

SCHEDULE OF INVESTMENTS
(continued)

Number
of Shares		Value

South Africa: 1.7%
4,449	Sun International Ltd. #	$45,020

South Korea: 2.2%
5,176	Kangwon Land, Inc. #	57,239

Sweden: 1.2%
1,456	Betsson A.B. * #	12,892
1,455	Unibet Group PLC (SDR) #	19,251

		32,143

United Kingdom: 9.7%
6,714	888 Holdings PLC #	9,602
16,210	IG Group Holdings PLC #	60,842
29,941	Ladbrokes PLC #	80,420
2,878	PartyGaming PLC * #	8,048
6,129	Playtech Ltd. #	28,201
12,689	Rank Group PLC * #	12,514
17,595	William Hill PLC #	54,917

		254,544

United States: 29.6%
1,304	Ameristar Casinos, Inc.	11,267
2,629	Bally Technologies, Inc. *	63,175
2,917	Boyd Gaming Corp.	13,797
486	Churchill Downs Inc.	19,644
2,197	Global Cash Access Holdings, Inc. *	4,877
15,088	International Game Technology	179,396
8,710	Las Vegas Sands Corp. *	51,650
5,206	MGM Mirage *	71,635
468	Monarch Casino & Resort, Inc. *	5,452
3,419	Penn National Gaming, Inc. *	73,098
3,038	Pinnacle Entertainment, Inc. *	23,332
3,395	Scientific Games Corp. *	59,548
2,791	Shuffle Master, Inc. *	13,843
2,546	WMS Industries Inc. *	68,487
2,846	Wynn Resorts Ltd. *	120,272

		779,473

Total Common Stocks
(Cost: $4,673,347)		2,662,193

See Notes to Financial Statements

Number
of Shares		Value

MONEY MARKET FUND: 0.1%
United States: 0.1%
(Cost: $3,326)
3,326	Fidelity Institutional Money Market Fund - Treasury Portfolio Class III Shares	$3,326

Total Investments Before Collateral for Securities Loaned: 101.3%
(Cost: $4,676,673)		2,665,519

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.0%
(Cost: $27,542)
27,542	Bank of New York Institutional Cash Reserve	26,891

Total Investments: 102.3%
(Cost: $4,704,215)		2,692,410
Liabilities in excess of other assets: (2.3)%		(61,115)

NET ASSETS: 100.0%		$2,631,295

ADR American Depositary Receipt
SDR Swedish Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $25,348.
#

Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $1,801,595, which represents 68.5% of net assets.

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned (unaudited)	Investments	Value

Casino Resorts	27.6%	$736,211
Gaming Technology	35.6	948,849
Horse Racing	3.8	101,907
Online Gaming	2.9	76,938
Sports Betting	30.0	798,288
Money Market Funds	0.1	3,326

	100.0%	$2,665,519

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008

	Africa Index ETF	Gulf States Index ETF

Assets:
Investments, at value (1) (2)	$4,493,922	$4,506,595
Short term investment held as collateral for securities loaned (3)	—	—
Cash.	—	—
Cash denominated in foreign currency (4)	51,407	—
Receivables:
Investment securities sold	62,320	42,402
Shares sold	11,249	—
Due from Adviser	14,218	8,075
Dividends and interest	8,101	9
Prepaid expenses.	—	—

Total assets	4,641,217	4,557,081

Liabilities:
Payables:
Investment securities purchased.	4,195	—
Collateral for securities loaned	—	—
Shares redeemed.	—	—
Due to Adviser	—	—
Due to custodian	267,657	42,496
Deferred Trustee fees	41	50
Accrued expenses	41,191	3,220

Total liabilities	313,084	45,766

NET ASSETS	$4,328,133	$4,511,315

Shares outstanding	200,000	250,000

Net asset value, redemption and offering price per share	$21.64	$18.05

Net Assets consist of:
Aggregate paid in capital	$7,871,016	$9,629,662
Unrealized appreciation (depreciation) of investments and foreign currency transactions	(3,053,867)	(4,859,265)
Undistributed (accumulated) net investment income (loss)	(6,649)	(4,423)
Undistributed (accumulated) net realized gain (loss)	(482,367)	(254,659)

	$4,328,133	$4,511,315

(1) Value of securities on loan	$—	$—

(2) Cost of Investments	$7,547,694	$9,365,860

(3) Cost of short term investment held as collateral for securities loaned	$—	$—

(4) Cost of cash denominated in foreign currency	$51,430	$—

See Notes to Financial Statements

	Russia ETF	Environmental Services ETF	Gaming ETF

Assets:
Investments, at value (1) (2)	$432,061,534	$24,869,327	$2,665,519
Short term investment held as collateral for securities loaned (3)	38,724,338	341,244	26,891
Cash	—	—	—
Cash denominated in foreign currency (4)	—	—	—
Receivables:
Investment securities sold	14,878,284	3,514,618	36,659
Shares sold	—	—	—
Due from Adviser	—	—	11,275
Dividends and interest	3,711,646	37,536	3,080
Prepaid expenses	36,354	2,901	2,392

Total assets	489,412,156	28,765,626	2,745,816

Liabilities:
Payables:
Investment securities purchased	34,432,074	3,331,957	15
Collateral for securities loaned	39,411,741	420,890	27,542
Shares redeemed	—	—	—
Due to Adviser	202,162	9,544	—
Due to custodian	11,438,833	244,065	35,948
Deferred Trustee fees	11,355	1,355	38
Accrued expenses	292,814	71,159	50,978

Total liabilities	85,788,979	4,078,970	114,521

NET ASSETS	$403,623,177	$24,686,656	$2,631,295

Shares outstanding	30,900,000	700,000	150,000

Net asset value, redemption and offering price per share	$13.06	$35.27	$17.54

Net Assets consist of:
Aggregate paid in capital	$1,453,138,835	$40,270,294	$4,857,667
Unrealized appreciation (depreciation) of investments and foreign currency transactions	(847,698,857)	(12,054,833)	(2,011,963)
Undistributed (accumulated) net investment income (loss)	(1)	5,420	17,120
Undistributed (accumulated) net realized gain (loss)	(201,816,800)	(3,534,225)	(231,529)

	$403,623,177	$24,686,656	$2,631,295

(1) Value of securities on loan	$37,703,245	$351,617	$25,348

(2) Cost of Investments	$1,279,072,988	$36,844,514	$4,676,673

(3) Cost of short term investment held as collateral for securities loaned	$39,411,741	$420,890	$27,542

(4) Cost of cash denominated in foreign currency	$—	$—	$—

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

	Africa Index ETF	Gulf States Index ETF

	For the Period July 10, 2008* through December 31, 2008	For the Period July 22, 2008* through December 31, 2008

Income:
Dividends	$78,350	$1,000
Interest	797	661
Securities lending income	—	—
Foreign taxes withheld	(4,150)	—

Total income	74,997	1,661

Expenses:
Management fees	11,442	13,643
Professional fees	27,243	20,689
Insurance	—	250
Trustees’ fees and expenses	156	136
Reports to shareholders	2,106	1,884
Indicative optimized portfolio value	9,876	6,919
Custodian fees	15,756	7,911
Registration fees	980	—
Transfer agent fees	162	160
Fund accounting fees	597	3,928
Interest	1,176	467
Other	2,679	2,701

Total expenses	72,173	58,688
Waiver of management fees	(11,442)	(13,643)
Expenses assumed by the Adviser	(40,561)	(17,837)
Expense offset arising from credits on cash balances	—	—

Net expenses	20,170	27,208

Net investment income (loss)	54,827	(25,547)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(482,367)	(254,658)
Net realized gain (loss) on in-kind redemptions	—	—
Net realized loss on foreign currency transactions	(24,961)	(17,834)
Net change in unrealized appreciation (depreciation) of investments	(3,053,771)	(4,859,265)
Net change in unrealized appreciation (depreciation) of foreign denominated assets and liabilities	(96)	—

Net realized and unrealized loss on investments	(3,561,195)	(5,131,757)

Net Decrease in Net Assets Resulting from Operations	$(3,506,368)	$(5,157,304)

* Commencement of operations.

See Notes to Financial Statements

	Russia ETF	Environmental Services ETF	Gaming ETF

			For the Period January 22, 2008* through December 31, 2008

	Year Ended December 31,

	2008	2008

Income:
Dividends	$18,897,738	$357,173	$107,120
Interest	213,515	1,763	1,529
Securities lending income	934,389	119,605	305
Foreign taxes withheld	(3,136,138)	(17,320)	(3,944)

Total income	16,909,504	461,221	105,010

Expenses:
Management fees	4,474,728	180,268	14,960
Professional fees	90,232	11,704	35,367
Insurance	26,328	—	2,403
Trustees’ fees and expenses	40,416	5,876	162
Reports to shareholders	137,691	5,770	1,380
Indicative optimized portfolio value	38,067	—	17,581
Custodian fees	524,501	2,009	7,314
Registration fees	21,961	2,913	5,004
Transfer agent fees	107	2,402	501
Fund accounting fees	219,728	32,904	25,822
Interest	—	—	1,366
Other	7,668	—	4,648

Total expenses	5,581,427	243,846	116,508
Waiver of management fees	—	(45,468)	(14,960)
Expenses assumed by the Adviser	—	—	(80,734)
Expense offset arising from credits on cash balances	(11,028)	(84)	—

Net expenses	5,570,399	198,294	20,814

Net investment income (loss)	11,339,105	262,927	84,196

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(199,676,674)	(3,559,685)	(231,529)
Net realized gain (loss) on in-kind redemptions	32,311,895	(368,782)	(5,824)
Net realized loss on foreign currency transactions	—	—	(32,576)
Net change in unrealized appreciation (depreciation) of investments	(923,103,567)	(14,101,443)	(2,011,805)
Net change in unrealized appreciation (depreciation) of foreign denominated assets and liabilities	—	—	(158)

Net realized and unrealized loss on investments	(1,090,468,346)	(18,029,910)	(2,281,892)

Net Decrease in Net Assets Resulting from Operations	$(1,079,129,241)	$(17,766,983)	$(2,197,696)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Africa Index ETF	Gulf States Index ETF

	For the Period July 10, 2008* through December 31, 2008	For the Period July 22, 2008* through December 31, 2008

Operations:
Net investment income (loss)	$54,827	$(25,547)
Net realized gain (loss) on investments and foreign currency transactions	(507,328)	(272,492)
Net realized gain (loss) on in-kind redemptions	—	—
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	(3,053,867)	(4,859,265)

Net increase (decrease) in net assets resulting from operations	(3,506,368)	(5,157,304)

Dividends to shareholders from:
Net investment income	(38,000)	—

Total dividends	(38,000)	—

Share transactions:**
Proceeds from sale of shares	7,872,501	9,668,619
Cost of shares redeemed	—	—

Increase (decrease) in net assets resulting from share transactions	7,872,501	9,668,619

Total increase (decrease) in net assets	4,328,133	4,511,315
Net Assets, beginning of period	—	—

Net Assets, end of period***	$4,328,133	$4,511,315

*** Including undistributed (accumulated) net investment income (loss)	$(6,649)	$(4,423)

** Shares of Common Stock Issued (no par value)
Shares sold	200,000	250,000
Shares redeemed	—	—

Net increase (decrease)	200,000	250,000

* Commencement of operations.

See Notes to Financial Statements

	Russia ETF		Environmental Services ETF		Gaming ETF

	Year Ended December 31, 2008	For the Period April 24, 2007* through December 31, 2007			For the Period January 22, 2008* through December 31, 2008
			Year Ended December 31,

			2008	2007

Operations:
Net investment income (loss)	$11,339,105	$1,411,832	$262,927	$233,094	$84,196
Net realized gain (loss) on investments and foreign currency transactions	(199,676,674)	(2,286,136)	(3,559,685)	224,864	(269,929)
Net realized gain (loss) on in-kind redemptions	32,311,895	784,513	(368,782)	4,924,893	—
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	(923,103,567)	75,404,710	(14,101,443)	(1,448,623)	(2,011,963)

Net increase (decrease) in net assets resulting from operations	(1,079,129,241)	75,314,919	(17,766,983)	3,934,228	(2,197,696)

Dividends to shareholders from:
Net investment income	(11,494,800)	(1,496,000)	(255,500)	(378,000)	(34,500)

Total dividends	(11,494,800)	(1,496,000)	(255,500)	(378,000)	(34,500)

Share transactions:**
Proceeds from sale of shares	1,137,272,253	760,974,175	29,241,550	44,857,494	6,813,331
Cost of shares redeemed	(443,093,997)	(34,724,132)	(22,844,166)	(52,196,646)	(1,949,840)

Increase (decrease) in net assets resulting from share transactions	694,178,256	726,250,043	6,397,384	(7,339,152)	4,863,491

Total increase (decrease) in net assets.	(396,445,785)	800,068,962	(11,625,099)	(3,782,924)	2,631,295
Net Assets, beginning of period	800,068,962	—	36,311,755	40,094,679	—

Net Assets, end of period***	$403,623,177	$800,068,962	$24,686,656	$36,311,755	$2,631,295

*** Including undistributed (accumulated) net investment income (loss)	$(1)	$—	$5,420	$(409)	$17,120

** Shares of Common Stock Issued (no par value)
Shares sold	28,600,000	16,100,000	550,000	850,000	200,000
Shares redeemed	(13,000,000)	(800,000)	(550,000)	(1,050,000)	(50,000)

Net increase (decrease)	15,600,000	15,300,000	—	(200,000)	150,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Africa Index ETF		Gulf States Index ETF

	For the Period July 10, 2008* through December 31, 2008		For the Period July 22, 2008* through December 31, 2008

Net Asset Value, Beginning of Period	$40.25		$40.06

Income from Investment Operations:
Net Investment Income (Loss)	0.27		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(18.69)		(21.91)

Total from Investment Operations	(18.42)		(22.01)

Less Dividends from:
Net Investment Income	(0.19)		—

Total Dividends	(0.19)		—

Net Asset Value, End of Period	$21.64		$18.05

Total Return (a)	(45.76	)%(c)	(54.94	)%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$4,328		$4,511
Ratio of Gross Expenses to Average Net Assets	3.15	%(b)	2.16	%(b)
Ratio of Net Expenses to Average Net Assets	0.88	%(b)	1.00	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.83	%(b)	0.98	%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.39	%(b)	(0.94	)%(b)
Portfolio Turnover Rate	16%		13%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Annualized.
(c)	Not annualized.
*	Commencement of operations.

See Notes to Financial Statements

	Russia ETF			Environmental Services ETF

	Year Ended December 31, 2008	For the Period April 24, 2007* through December 31, 2007				For the Period October 10, 2006* through December 31, 2006

				Year Ended December 31,

				2008	2007

Net Asset Value, Beginning of Period	$52.29	$39.22		$51.87	$44.55	$39.93

Income from Investment Operations:
Net Investment Income (Loss)	0.37	0.10		0.38	0.33	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(39.23)	13.08		(9.29)	7.53	4.65

Total from Investment Operations	(38.86)	13.18		(8.91)	7.86	4.67

Less Dividends from:
Net Investment Income	(0.37)	(0.11)		(0.37)	(0.54)	(0.05)

Total Dividends	(0.37)	(0.11)		(0.37)	(0.54)	(0.05)

Net Asset Value, End of Period	$13.06	$52.29		$35.27	$51.87	$44.55

Total Return (a)	(74.31)%	33.61	%(c)	(31.30)%	17.64%	11.70	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$403,623	$800,069		$24,687	$36,312	$40,095
Ratio of Gross Expenses to Average Net Assets	0.62%	0.70	%(b)	0.68%	0.86%	1.40	%(b)
Ratio of Net Expenses to Average Net Assets	0.62%	0.69	%(b)	0.55%	0.55%	0.54	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.62%	0.69	%(b)	0.55%	0.55%	0.54	%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.27%	0.86	%(b)	0.73%	0.75%	0.24	%(b)
Portfolio Turnover Rate	23%	33%		32%	3%	3%

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Gaming ETF

	For the Period January 22, 2008* through December 31, 2008

Net Asset Value, Beginning of Period	$39.39

Income from Investment Operations:
Net Investment Income	0.56
Net Realized and Unrealized Gain (Loss) on Investments	(22.18)

Total from Investment Operations	(21.62)

Less Dividends from:
Net Investment Income	(0.23)

Total Dividends	(0.23)

Net Asset Value, End of Period	$17.54

Total Return (a)	(54.89	)%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$2,631
Ratio of Gross Expenses to Average Net Assets	3.89	%(b)
Ratio of Net Expenses to Average Net Assets	0.70	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.65	%(b)
Ratio of Net Investment Income to Average Net Assets	2.81	%(b)
Portfolio Turnover Rate	19%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Annualized.
(c)	Not annualized.
*	Commencement of operations.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2008

Note 1–Fund Organization–Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of December 31 2008, offers sixteen investment portfolios.

These financial statements relate only to the following investment portfolios: Africa Index ETF, Gulf States Index ETF, Russia ETF, Environmental Services ETF, and Gaming ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored by the NYSE Euronext (“NYSE Arca”), the Deutsche Börse A.G. (“DAXglobal®”), Dow Jones & Company (“Dow Jones”), and S-Network (“S-Network”). The Funds and their respective Indices and commencement of operations dates are presented below:

Fund	Commencement of Operations	Index

Africa Index ETF	July 10, 2008	Dow Jones Africa Titans 50 IndexSM

Gulf States Index ETF	July 22, 2008	Dow Jones GCC Titans 40 IndexSM

Russia ETF	April 24, 2007	DAXglobal® Russia+ Index

Environmental Services ETF	October 10, 2006	NYSE Arca Environmental Services Index

Gaming ETF	January 22, 2008	S-Network Global Gaming Index®

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation–Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed

NOTES TO FINANCIAL STATEMENTS
(continued)

securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Money market fund investments are valued at net asset value. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157)–In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds’ investments as of December 31, 2008 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Market Value of Investments

Africa Index ETF	$859,506	$3,634,416	$—	$4,493,922
Gulf States Index ETF	985,357	3,521,238	—	4,506,595
Russia ETF	183,442,319	287,343,553	—	470,785,872
Environmental Services ETF	25,202,694	7,877	—	25,210,571
Gaming ETF	890,751	1,801,659	—	2,692,410

B.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with U.S. generally accepted accounting principles.

D.

Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

NOTES TO FINANCIAL STATEMENTS
(continued)

F.	Use of Derivative Instruments

Option Contracts–Each Fund may invest in call and put options on securities to seek performance that corresponds to the Index and in managing cash flows. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Forward Foreign Currency Contracts–Each Fund may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the closing prices of such currencies and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund’s securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. At December 31, 2008, there were no open forward foreign currency contracts in the Funds.

Futures–Each Fund may buy and sell futures contracts. The Funds may engage in these transactions to seek performance that corresponds to the Index and in managing cash flows. A futures contract is an agreement between two parties to buy or sell a specified instrument at a set price on a future date. Realized gains and losses from futures contracts are reported separately. The Funds did not have any futures contracts outstanding at December 31, 2008.

Equity Swaps–Each Fund may enter into equity swaps to seek performance that corresponds to the Index and in managing cash flows. A swap is an agreement that obligates the parties to exchange cash flows at specified intervals. A Fund is obligated to pay the counterparty on trade date an amount based upon the value of the underlying instrument (notional amount) and, at termination date, final payment is settled based on the value of the underlying security on trade date versus the value on termination date plus accrued dividends. Risks may arise as a result of the failure of the counterparty to the contract to comply with the terms of the swap contract.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default of the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the value of the swap relative to the underlying securities. The Fund records a net receivable or payable daily, based on the change in the value of the underlying securities. The net receivable or payable for financial statement purposes is shown as due to or from broker on the Statements of Assets and Liabilities. The Fund collateralizes 100% of the notional amount of the swap. Such amounts are reflected in the Statements of Assets and Liabilities as cash-initial margin. At December 31, 2008, the Funds had no outstanding equity swaps.

Principal Notes–Each Fund may purchase principal notes which are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. The performance results will not exactly match the performance of the foreign company due to transaction expenses. Investments in principal notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. Principal notes are subject to counterparty risk, which is the risk that the bank or broker-dealer that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. At December 31, 2008, the Africa Index ETF and Gulf States Index ETF held principal notes in their respective investment portfolios.

Note 3–Investment Management and Other Agreements–Van Eck Associates Corporation (the “Adviser”) is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, at least until May 1, 2009, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses do not exceed the expense caps listed in the table below.

The expense caps and the amounts assumed by the Adviser for the period ended December 31, 2008, are as follows:

Fund	Expense Cap	Waiver of Management Fees	Expenses Assumed By the Adviser

Africa Index ETF	0.83%	$11,442	$40,561
Gulf States Index ETF	0.98	13,643	17,837
Russia ETF	0.69	—	—
Environmental Services ETF	0.55	45,468	—
Gaming ETF	0.65	14,960	80,734

NOTES TO FINANCIAL STATEMENTS
(continued)

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4–Investments–For the year ended December 31, 2008, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Africa Index ETF	$8,728,129	$810,937
Gulf States Index ETF	10,299,065	737,202
Russia ETF	280,126,254	205,615,275
Environmental Services ETF	11,644,721	12,051,421
Gaming ETF	1,757,313	605,731

Note 5–Income Taxes–As of December 31, 2008, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Africa ETF	$7,591,741	$3,462	$(3,101,281)	$(3,097,819)
Gulf States Index ETF	9,403,263	3,525	(4,900,193)	(4,896,668)
Russia ETF	1,383,849,853	—	(913,063,981)	(913,063,981)
Environmental Services ETF	37,285,795	4,624	(12,079,848)	(12,075,224)
Gaming ETF	4,715,718	30,028	(2,053,336)	(2,023,308)

At December 31, 2008, the components of accumulated earnings on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Losses	Post- October Losses	Other Temporary Difference	Unrealized Appreciation (Depreciation)	Total

Africa ETF	$—	$(163,267)	$(281,702)	$—	$(3,097,914)	$(3,542,883)
Gulf States Index ETF	—	(6,741)	(214,938)	—	(4,896,668)	(5,118,347)
Russia ETF	—	(20,857,961)	(115,593,722)	6	(913,063,981)	(1,049,515,658)
Environmental Services ETF	8,276	(2,110,133)	(1,403,701)	(2,856)	(12,075,224)	(15,583,638)
Gaming ETF	21,172	(96,770)	(127,308)	—	(2,023,466)	(2,226,372)

The tax character of dividends paid to shareholders during the period ended December 31, 2008 and December 31, 2007, were as follows:

	2008 Dividends	2007 Dividends

Fund	Ordinary Income	Ordinary Income

Africa Index ETF	$38,000	$—
Gulf States Index ETF	—	—
Russia ETF	11,494,800	1,496,000
Environmental Services ETF	255,500	378,000
Gaming ETF	34,500	—

Net capital losses, currency losses and Passive Foreign Investment Company losses incurred after October 31, 2008 and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year. For the period ended December 31, 2008, the Funds’ intend to defer to January 1, 2009 for federal tax purposes post-October losses as follows:

Fund	Currency Losses	Capital Losses	PFIC Losses

Africa ETF	$6,649	$275,053	$—
Gulf States ETF	4,424	210,514	—
Russia ETF	—	115,593,722	—
Environmental Services ETF	—	1,403,701	—
Gaming ETF	4,052	123,256	—

At December 31, 2008, the Funds had capital loss carryforwards available to offset future capital gains as follows:

Fund	Amount Expiring in the Year Ended December 31, 2016	Amount Expiring in the Year Ended December 31, 2015

Africa ETF	$163,267	$—
Gulf States ETF	6,741	—
Russia ETF	19,808,213	1,049,748
Environmental Services ETF	2,110,133	—
Gaming ETF	96,770	—

During the period ended December 31, 2008, as a result of permanent book to tax differences, primarily due to investments in Passive Foreign Investment Companies, foreign currency gains and losses, and tax treatment of in-kind redemptions, the Funds’ incurred differences that affected undistributed net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

NOTES TO FINANCIAL STATEMENTS
(continued)

Fund	Increase (Decrease) in Undistributed Net Investment Income	Increase (Decrease) in Undistributed Realized Gains	Increase (Decrease) in Aggregate Paid in Capital

Africa ETF	$(23,476)	$24,961	$(1,485)
Gulf States ETF	21,123	17,834	(38,957)
Russia ETF	155,694	(32,165,885)	32,010,191
Environmental Services ETF	(1,598)	394,242	(392,644)
Gaming ETF	(32,576)	38,400	(5,824)

The Financial Accounting Standards Board Interpretation No. 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the applicable tax authority, and is applicable to all open tax years (tax years ended December 31, 2006-2008). The Funds evaluated the tax positions taken and to be taken, and concluded that no provision for income tax is required in the Funds’ financial statements.

Note 6–Capital Share Transactions–As of December 31, 2008, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value per share. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of equity securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended December 31, 2008, the Trust had in-kind contributions and in-kind redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

Africa Index ETF	$3,136,316	$—
Gulf States Index ETF	—	—
Russia ETF	1,016,810,343	394,803,536
Environmental Services ETF	30,319,037	23,421,694
Gaming ETF	3,843,626	83,793

Note 7–Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statements of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York, the securities lending agent and also the Fund’s custodian. The Funds may lend up to 50% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the Bank of New York Institutional Cash Reserve. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The loans outstanding and the collateral received at the end of the period were as follows:

NOTES TO FINANCIAL STATEMENTS
(continued)

Fund	Value of Securities Loaned	Value of Collateral

Russia ETF	$37,703,245	$38,724,338
Environmental Services ETF	351,617	341,244
Gaming ETF	25,348	26,891

At various times during the course of the Funds’ year ended December 31, 2008, the Bank of New York Institutional Cash Reserve Fund’s (“BNY Fund’s”) NAV was below $1.00 per share, which affected the NAV of the Fund with securities loans outstanding during the period. Two holdings of the BNY Funds were issued by Lehman Brothers, Inc. (“Lehman”), which during September 2008 filed for protection under Chapter 11 of the United States Bankruptcy Code. The Funds were required to write down their allocated share of the Lehman securities to their actual market value, resulting in an unrealized loss until they are adjudicated in U.S. Bankruptcy Court. The BNY Fund’s price per share on December 31, 2008 was $0.95. The market value of the Funds’ investments in the BNY Fund as of that date is reflected in the Funds’ Schedules of Investments. If it were necessary to liquidate assets in the BNY Fund to meet returns on outstanding securities loans at a time when the BNY Fund’s price per share was less than $1.00, the Funds may not receive an amount from the BNY Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. The BNY Fund is not a money market fund that operates in accordance with Rule 2a-7 under the 1940 Act and there is no assurance that it will maintain a $1.00 share price. The Funds affected are listed below:

Fund	Allocated Share of Lehman Securities	Value of Lehman Securities

Russia ETF	$755,388	$67,985
Environmental Services ETF	87,523	7,877
Gaming ETF	715	64

Note 10—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the year ended December 31, 2008 the Funds’ custodian fees were reduced on the Statements of Operations by the following amounts:

Fund	Offset Amount

Russia ETF	$11,028
Environmental Services ETF	84

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Market Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities of the Africa ETF, Environmental Services ETF, Gaming ETF, Gulf States ETF and Russia ETF (collectively the “Funds” comprising part of the Market Vectors ETF Trust), including the schedules of investments, as of December 31, 2008, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds at December 31, 2008, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York February 27, 2009

BOARD OF TRUSTEES AND OFFICERS
(unaudited)

Trustee’s Name, Address[1] and Age	Position(s) Held with Fund	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Portfolios in Fund Complex[3] Overseen By Trustee	Other Director- ships Held Outside the Fund Complex[3]

Independent Trustees:

David H. Chow, 51 ¶	Chairman Trustee	Since 2008 Since 2006	Director and CEO, DanCourt Management LLC (strategy consulting firm), March 1999 to present.	28	Director, Forward Management, LLC; Director, ReFlow Management Co., LLC.

R. Alastair Short, 55 ¶	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Ltd. (asset management firm), September 2007 to September 2008; and Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	36	Director, Kenyon Review; Director, The Medici Archive Project.

Richard D. Stamberger, 49 ¶	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc. (media company).	36	None.

Interested Trustee:

Jan F. van Eck,[4] 45	Trustee	Since 2006	Director and Executive Vice President, Van Eck Associates Corporation; Director, Executive Vice President and Chief Compliance Officer, Van Eck Securities Corporation; Director and President, Van Eck Absolute Return Advisers Corp.	28	Director, Greylock Capital Associates LLC.

Officer’s Name, Address[1] and Age	Position(s) Held with Fund	Length of Time Served[2]	Principal Occupation(s) During The Past Five Years

Officers:

Russell G. Brennan 43	Assistant Vice President and Assistant Treasurer	Since 2008

Assistant Vice President and Assistant Treasurer of the Adviser (Since 2008); Manager (Portfolio Administration), Van Eck Associates Corporation (“VEAC”) (September 2005- October 2008); Vice President, Robeco Investment Management (July1990- September 2005).

Charles T. Cameron 48	Vice President	Since 1996	Director of Trading and Portfolio Manager for the Adviser; Officer of other investment companies advised by the Adviser.

Keith J. Carlson 52	Chief Executive Officer and President	Since 2004

President of the Adviser and Van Eck Securities Corporation (“VESC”); Private Investor (June 2003-January 2004); Independent Consultant, Waddell & Reed, Inc. (December 2002-May 2003); Officer of other investment companies advised by the Adviser.

Susan C. Lashley 53	Vice President	Since 1988	Vice President of the Adviser and VESC; Officer of other investment companies advised by the Adviser.

Thomas K. Lynch 52	Chief Compliance Officer	Since 2006

Chief Compliance Officer of the Adviser and Van Eck Absolute Return Advisers Corporation (“VEARA”) (Since January 2007); Vice President of the Adviser and VEARA; Treasurer (April 2005-December 2006); Second Vice President of Investment Reporting, TIAA-CREF (January 1996-April 2005); Officer of other investment companies advised by the Adviser.

Laura I. Martínez 28	Assistant Vice President and Assistant Secretary	Since 2008

Assistant Vice President and Associate General Counsel of the Adviser (Since 2008); Associate, Davis Polk & Wardwell (October 2005-June 2008); Stanford Law School (September 2002-June 2005); Officer of other investment companies advised by the Adviser.

Joseph J. McBrien 60	Senior Vice President, Secretary and Chief Legal Officer	Since 2005

Senior Vice President, General Counsel and Secretary of the Adviser, VESC and VEARA (Since December 2005); Managing Director, Chatsworth Securities LLC (March 2001-November 2005); Officer of other investment companies advised by the Adviser.

BOARD OF TRUSTEES AND OFFICERS
(continued)

Officer’s Name, Address[1] and Age	Position(s) Held with Fund	Length of Time Served[2]	Principal Occupation(s) During The Past Five Years

Alfred J. Ratcliffe 61	Vice President and Treasurer	Since 2006

Vice President of the Adviser (Since 2006); Vice President and Director of Mutual Fund Accounting and Administration, PFPC (March 2000-November 2006); Officer of other investment companies advised by the Adviser.

Jonathan R. Simon 34	Vice President and Assistant Secretary	Since 2006

Vice President and Associate General Counsel of the Adviser (Since 2006); Vice President and Assistant Secretary of VEARA and VESC (Since 2006); Associate, Schulte Roth & Zabel (July 2004-July 2006); Associate, Carter Ledyard & Milburn LLP (September 2001-July 2004); Officer of other investment companies advised by the Adviser.

Bruce J. Smith 53	Senior Vice President and Chief Financial Officer	Since 1985

Senior Vice President and Chief Financial Officer of the Adviser; Senior Vice President, Chief Financial Officer, Treasurer and Controller of VESC and VEARA; Officer of other investment companies advised by the Adviser.

Derek S. van Eck[4] 44	Executive Vice President	Since 2004	Director and Executive Vice President of the Adviser, VESC and VEARA; Director of Greylock Capital Associates LLC; Officer of other investment companies advised by the Adviser.

Jan F. van Eck[4] 45	Executive Vice President	Since 2005

Director and Executive Vice President of the Adviser; Director, Executive Vice President and Chief Compliance Officer of VESC; Director and President of VEARA; Director of Greylock Capital Associates LLC; Trustee of Market Vectors ETF Trust; Officer of other investment companies advised by the Adviser.

[1]	The address for each Trustee and Officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
[2]

Each Trustee serves until resignation, death, retirement or removal. The Board established a mandatory retirement policy applicable to all Independent Trustees, which provides that Independent Trustees shall resign from the Board on December 31 of the year such Trustee reaches the age of 75. Officers are elected yearly by the Trustees.

[3]	The Fund Complex consists of Van Eck Funds, Van Eck Worldwide Insurance Trust and Market Vectors ETF Trust.
[4]	An “interested person” as defined in the 1940 Act. Messrs. Jan F. van Eck and Derek S. van Eck are brothers.
¶	Member of the Audit Committee.

APPROVAL OF MANAGEMENT AGREEMENT
(unaudited)

At a meeting held on September 25, 2008 (the “September Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “Indonesia Investment Management Agreement”) with respect to the Market Vectors Indonesia Index ETF through June 30, 2009. In addition, at a meeting held on December 17, 2008 (the “December Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “Egypt and Kuwait Investment Management Agreement”) with respect to the Market Vectors Egypt Index ETF and Market Vectors Kuwait Index ETF (and, together with the Market Vectors Indonesia Index ETF, the “ETFs”) through June 30, 2009. The Indonesia Investment Management Agreement and Egypt and Kuwait Investment Management Agreement are each hereinafter referred to as the “Investment Management Agreement.”

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly into the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of each of the September Meeting and the December Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Trustees also received a draft prospectus and statement of additional information for each of the ETFs, which described various aspects of the investment program, fee arrangements and services with respect to the ETFs. The Independent Trustees’ consideration of the Investment Management Agreement was based on information obtained through discussions at the September Meeting and the December Meeting (as applicable), at prior meetings among themselves and/or with management, and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the relevant ETF. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s commitment to waive fees and/or pay expenses of each of the ETFs to the extent necessary to prevent the operating expenses of each ETF from exceeding agreed upon limits at least until May 1, 2010. The Trustees also considered information relating to the financial condition of the Adviser, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the proposed service providers.

APPROVAL OF MANAGEMENT AGREEMENT
(continued)

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of certain other exchange-traded funds. The Trustees concluded, in light of this information, that the fees paid by the ETFs were reasonable in light of the services to be performed. The Trustees were also aware of the other benefits to be received by the Adviser from serving as adviser of each of the ETFs and from providing administrative services to each of the ETFs, and from an affiliate of the Adviser serving as distributor for each of the ETFs. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the ETFs to the Adviser since the relevant ETFs had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreement in respect of the relevant ETF, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, since the relevant ETFs had not yet commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of these ETFs pursuant to such ETF’s Investment Management Agreement, although they concluded that the nature and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees met in executive session at each of the September Meeting and the December Meeting with their independent counsel as part of their consideration of the relevant Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the interest of the relevant ETF and such ETF’s shareholders.

TAX INFORMATION
(unaudited)

The Funds listed below intend to pass through foreign tax credits in the maximum amounts as shown. The gross foreign source income earned during the fiscal year 2008 by the Funds was as shown below.

Fund	Foreign Tax Credits	Gross Foreign Source Income

Africa Index ETF	$4,150	$77,349
Russia ETF	3,136,138	97,990
Gaming ETF	3,944	18,828,238

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting www.vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com.

Investment Adviser: Van Eck Associates Corporation
Distributor: Van Eck Securities Corporation |
335 Madison Avenue | New York, NY 10017 | www.vaneck.com
Account Assistance: 1.888.MKT.VCTR

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that David Chow, R.
     Alastair Short and Richard Stamberger, members of the Audit and Governance
     Committees, are "audit committee financial experts" and "independent" as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

Ernst & Young, as principal accountant for the Market Vectors ETF Trust, billed audit fees of $548,300 for 2008 and $254,500 for 2007.

(b)  Audit-Related Fees

None

(c)  Tax Fees

Ernst & Young billed tax fees of $104,200 for 2008 and $23,500 for 2007.

(d)  All Other Fees

None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Ernst & Young does not provide services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market
     Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.